Short-term loan (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Short-term loan
Short-term loan	¥ 40,000	$ 5,500	¥ 0